CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Class A Convertible Preference Share [Member] USD ($)	Class B Convertible Preference Share [Member] USD ($)	Class C Convertible Preference Share [Member] USD ($)	Ordinary Share [Member] USD ($)	Ordinary Share [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Appropriated Retained Earnings [Member] USD ($)	Appropriated Retained Earnings [Member] CNY	Unappropriated Retained Earnings [Member] USD ($)	Unappropriated Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY
Beginning Balance at Dec. 31, 2009		516,209,389	$ 25	$ 7	$ 3		101,350		227,157,411		41,314,903		247,863,898		(228,208)
Beginning Balance (in shares) at Dec. 31, 2009			3,711.952	1,065.330	374.907		14,847,811
Issuance of ordinary shares shareholder (in shares)							5,725,000
Issuance of ordinary shares shareholder		241,048,987					39,078		241,009,909
Transfer of preference shares (in shares)			(3,711.952)	(1,065.330)	(374.907)		5,152,189
Transfer of preference shares			(25)	(7)	(3)		35,168		(35,133)
Net income		259,424,331											259,424,331
Transfer to statutory reserves											26,479,421		(26,479,421)
Foreign currency translation adjustment		(154,780)													(154,780)
Ending Balance at Dec. 31, 2010		1,016,527,927					175,596		468,132,187		67,794,324		480,808,808		(382,988)
Ending Balance (in shares) at Dec. 31, 2010							25,725,000
Net income		312,994,474											312,994,474
Transfer to statutory reserves											31,792,528		(31,792,528)
Foreign currency translation adjustment		(90,730)													(90,730)
Ending Balance at Dec. 31, 2011		1,329,431,671					175,596		468,132,187		99,586,852		762,010,754		(473,718)
Ending Balance (in shares) at Dec. 31, 2011							25,725,000
Net income	29,934,205	188,151,454											188,151,454
Transfer to statutory reserves											18,815,144		(18,815,144)
Foreign currency translation adjustment	(16)	(100)													(100)
Ending Balance at Dec. 31, 2012	$ 241,441,894	1,517,583,025				$ 25,725	175,596	$ 74,478,114	468,132,187	$ 18,837,323	118,401,996	$ 148,173,902	931,347,064	$ (73,170)	(473,818)
Ending Balance (in shares) at Dec. 31, 2012						25,725,000